Inventory	12 Months Ended
Feb. 29, 2016
Inventory [Text Block]
2.	Inventory

	2016	2015
Finished goods, net	$304,453	$410,193
Raw materials	663,577	906,433
	$968,030	$1,316,626

The ending balance above includes a total inventory obsolescence provision of $39,870 as at February 29, 2016 (2015 - $114,744).

Inventory Obsolescence Provision	2016	2015	2014

Balance at beginning of year	$114,744	$100,058	$129,106
Obsolescence provision	75,000	45,000	156,000
Write-off of inventory	(149,874)	(30,314)	(185,048)
Balance at end of year	$39,870	$114,744	$100,058